UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, LLC
Address: 	120 S. LaSale Street
         	Suite 1750
         	Chicago, IL 60603

13F File Number:

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Controller
Phone:    	312-445-2916
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    February 12, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	59

Form 13F Information Table Value Total:   	$312,851



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Plc Ireland          COM              G1151C101     6626   159665 SH       Sole                   159665
Allstate Corp                  COM              020002101     4546   151325 SH       Sole                   151325
American Elec Pwr              COM              025537101     5942   170809 SH       Sole                   170809
Amerityre Corp                 COM              03073V107       10    32200 SH       Sole                    32200
Baxter Intl                    COM              071813109     4948    84330 SH       Sole                    84330
CME Group Inc Cl A             COM              12572Q105     5266    15673 SH       Sole                    15673
Charles Schwab Corp            COM              808513105     7127   378680 SH       Sole                   378680
Coca Cola Co                   COM              191216100      285     5000 SH       Sole                     5000
Communications Intel Corp      COM              20338K106        1    10800 SH       Sole                    10800
Conocophillips                 COM              20825C104     5600   109649 SH       Sole                   109649
Corning Inc                    COM              219350105     5867   303831 SH       Sole                   303831
Devon Energy Corp New          COM              25179M103     6682    90911 SH       Sole                    90911
EOG Resources                  COM              26875P101     5072    52125 SH       Sole                    52125
Exxon Mobil Corp               COM              30231G102     2519    36938 SH       Sole                    36938
Fortune Brands                 COM              349631101     4409   102056 SH       Sole                   102056
General Electric               COM              369604103     5991   395952 SH       Sole                   395952
Honeywell Inc                  COM              438516106     3499    89250 SH       Sole                    89250
JP Morgan Chase & Co           COM              46625H100     6121   146882 SH       Sole                   146882
Johnson & Johnson              COM              478160104      795    12341 SH       Sole                    12341
Kroger                         COM              501044101     4737   230745 SH       Sole                   230745
Microsoft                      COM              594918104     8067   264649 SH       Sole                   264649
Mosaic Company                 COM              61945A107     6022   100819 SH       Sole                   100819
Nabors Industries Ltd Shs      COM              G6359F103     5071   231658 SH       Sole                   231658
Nestle SA ADR                  COM              641069406     8359   172875 SH       Sole                   172875
Novartis AG Sponsored ADR      COM              66987V109     7771   142765 SH       Sole                   142765
Nvidia Corp                    COM              67066G104     7493   401150 SH       Sole                   401150
Pepsico                        COM              713448108      262     4309 SH       Sole                     4309
Pfizer Inc                     COM              717081103      288    15826 SH       Sole                    15826
Praxair Inc                    COM              74005P104     8116   101059 SH       Sole                   101059
Schlumberger                   COM              806857108     6935   106552 SH       Sole                   106552
Standard And Poors Depository  COM              78462F103     2286    20513 SH       Sole                    20513
Target Corp                    COM              87612E106     5456   112791 SH       Sole                   112791
Texas Instruments              COM              882508104     5621   215701 SH       Sole                   215701
Thermo Fisher Scientific       COM              883556102     4464    93600 SH       Sole                    93600
United Parcel Service          COM              911312106     6788   118325 SH       Sole                   118325
UnitedHealth Group             COM              91324P102     5535   181606 SH       Sole                   181606
Utility Sector Spdr            COM              81369Y886     6061   195385 SH       Sole                   195385
Wal-Mart                       COM              931142103     8043   150480 SH       Sole                   150480
Walgreen Co                    COM              931422109     6482   176513 SH       Sole                   176513
Weyerhaeuser Co                COM              962166104     5496   127389 SH       Sole                   127389
IShares Msci Emerging Mrkts Cl COM              464287234    16255 391680.316 SH     Sole               391680.316
Wintergreen Fund               COM              97607W102    18511 1599917.075 SH    Sole              1599917.075
Leucadia National              COM              527288104      982    41290 SH       Sole                    41290
Privatebancorp Inc             COM              742962103     1624   181050 SH       Sole                   181050
Taylor Capital Group           COM              876851106      114    10000 SH       Sole                    10000
Uranium Participation Corp     COM              917017105     3768   600200 SH       Sole                   600200
Blackrock Glbl Energy&Res Tr-C COM              09250U101    13899   542300 SH       Sole                   542300
Flaherty & Crumrine Pfd Inc Op COM              33848E106       83    10000 SH       Sole                    10000
Kayne Anderson Energy Developm COM              48660Q102    14948  1027328 SH       Sole                  1027328
Nuveen Quality Pfd Income Fund COM              67072C105      330    45500 SH       Sole                    45500
Tortoise Energy Infra          COM              89147L100    13173   424663 SH       Sole                   424663
Aberdeen Asia-Pacific Income F COM              003009107     3985 641100.000 SH     Sole               641100.000
Barclays Muni Bond ETF         COM              78464A458     8267 364495.000 SH     Sole               364495.000
Barclays Short Term Muni       COM              78464A425    19786 823735.000 SH     Sole               823735.000
Blackrock Insd Mun Tm Tr Inc C COM              092474105      883 84500.000 SH      Sole                84500.000
Harbor Bond Fund               COM              411511108     2293 188898.487 SH     Sole               188898.487
IShares GS$ Investop           COM              464287242     3625 34810.000 SH      Sole                34810.000
IShares Tr 1-3 Yr Trs Bd       COM              464287457     2339 28200.000 SH      Sole                28200.000
IShares Tr US Tips Bd Fd       COM              464287176     7066 68010.000 SH      Sole                68010.000
MS Emerging Mkts Domestic Fund COM              617477104      952 69600.000 SH      Sole                69600.000
Pimco Strtgc Glbl Gvt Fd Inc-C COM              72200x104      113 11000.000 SH      Sole                11000.000
Vanguard Total Bond Mkt Signal COM              921937868      209 20221.316 SH      Sole                20221.316